RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated June 20, 2012 to the Capital Class Prospectus for BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 20, 2012 (Accession No. 0001104659-12-044746).